Reconciliation of the Expected Income Tax Expense at the Statutory Federal Income Tax Rate to the Actual Income Tax Expense/(Benefit) and Effective Tax Rate (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income tax expense/(benefit) at federal statutory rate	$ 254	$ 1	$ (861)
Increase (decrease) resulting from:
Tax-exempt interest	(72)	(74)	(79)
Dividends received deduction	(14)	(13)	(12)
Income tax credits, net	(88)	(88)	(80)
State income taxes, net	2	12	(48)
Completion of audit examinations by taxing authorities	0	(20)	(55)
Goodwill impairment	0	0	237
Other	(3)	(3)	0
Total income tax benefit	$ 79	$ (185)	$ (898)
Income tax expense/(benefit) at federal statutory rate	35.00%	35.00%	(35.00%)
Increase (decrease) resulting from:
Tax-exempt interest	(9.90%)		(3.20%)
Dividends received deduction	(1.90%)		(0.50%)
Income tax credits, net	(12.10%)		(3.20%)
State income taxes, net	0.20%		(2.00%)
Completion of audit examinations by taxing authorities	0.00%		(2.20%)
Goodwill impairment	0.00%	0.00%	9.60%
Other	(0.40%)		0.00%
Total income tax benefit and rate	10.90%		(36.50%)